ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Payables and Accruals [Abstract]
Accounts payable and accrued expenses consisted of the following	Accounts payable and accrued expenses consisted of the following as of September 30, 2021 and June 30, 2021:	Accounts payable and accrued expenses consisted of the following:
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
	September 30,	June 30,
	2021	2021
Accounts payable	$2,568,546	$1,672,647
Accrued interest	135,716	129,596
Taxes payable	282,900	238,020
Accrued payroll, vacation and bonus payable	391,016	1,049,359
Accrued operating expenses and legal settlement	3,243,844	773,252
Total	$6,622,022	$3,862,874

	June 30, 2021	June 30, 2020
Accounts payable	$1,672,647	$1,363,672
Accrued interest	129,596	105,315
Taxes payable	238,020	60,539
Accrued payroll, vacation and bonus payable	1,049,359	895,803
Accrued operating expenses	773,252	418,287
Total	$3,862,874	$2,843,616

Schedule of Income before Income Taxes		The following table summarizes income before income taxes:
INCOME TAXES

	Years Ended June 30,
	2021	2020
U.S.	$6,983,223	$1,981,773
Foreign	651,678	354,590
Income before income taxes	$7,634,901	$2,336,363

Schedule of Income taxes Provision

Provision for taxes consisted of the following:

	Years Ended June 30,
	2021	2020
U.S. operations	$1,488,351	$425,639
Foreign operations	297,107	137,323
Total	$1,785,458	$562,962

Provisions for income tax consisted of the following as of the years ended:

For the year ended:	June 30, 2021	June 30, 2020

Current:
Federal	$1,426,303	$274,229
States	122,052	64,861
Foreign	256,195	179,709
Total current	1,804,550	518,799
Deferred:
Federal	(56,397)	94,273
States	(3,607)	(7,723)
Foreign	40,912	(42,387)
Total deferred	(19,092)	44,163
Total	$1,785,458	$562,962

[custom:DisclosureIncomeTaxesDetails2Abstract]

	Years Ended June 30,
	2021	2020
U.S. operations	$1,488,351	$425,639
Foreign operations	297,107	137,323
Total	$1,785,458	$562,962

Provisions for income tax consisted of the following as of the years ended:

For the year ended:	June 30, 2021	June 30, 2020

Current:
Federal	$1,426,303	$274,229
States	122,052	64,861
Foreign	256,195	179,709
Total current	1,804,550	518,799
Deferred:
Federal	(56,397)	94,273
States	(3,607)	(7,723)
Foreign	40,912	(42,387)
Total deferred	(19,092)	44,163
Total	$1,785,458	$562,962

Schedule of Deferred Tax Assets and Liabilities		Tax effects of temporary differences that give rise to significant portions of the Company’s deferred tax assets for the years ended June 30, 2021 and 2020 are presented below:
INCOME TAXES (Details 3)
For the year ended:	June 30, 2021	June 30, 2020

Deferred tax assets:
Property and equipment and intangible assets - U.S.	$469,403	$529,694
Net operating loss	14,220	—
Accruals, reserves and other - U.S.	336,823	229,568
Leasing assets	245,819	125,480
Leasing liabilities	(238,789)	(117,270)
Gross deferred tax assets	827,476	767,472
Less valuation allowance	—	—
Total deferred tax assets	$827,476	$767,472

Deferred tax liabilities:
Intangible assets - foreign	$(150,878)	(144,653)
Accruals, reserves and other - foreign	(18,551)	16,136
Total deferred tax liabilities	(169,429)	(128,517)
Total net deferred tax assets	$658,047	$638,955

Schedule of Effective Income tax Reconciliation

Income tax expense (benefit) for the years ended June 30, 2021 and June 30, 2020 differed from the amounts computed by applying the statutory federal income tax rate of 21.00% to pretax income (loss) as a result of the following:

INCOME TAXES (Details 4)
For the year ended:	June 30, 2021	June 30, 2020

Federal tax expense (benefit) at statutory rate	$1,603,764	$490,638
State income taxes	92,813	43,517
Permanent differences	17,737	26,724
Foreign tax credit	(88,648)	(58,203)
Change in valuation allowance	—	(2,573)
Foreign rate differential	159,792	62,859
Total tax expense	$1,785,458	$562,962

Schedule of Unrecognized Tax Benefits
INCOME TAXES (Details 5)

Balance at June 30, 2020	$289,738
Additions based on tax positions taken during a prior period	12,597
Reductions based on tax positions taken during a prior period	—
Additions based on tax positions taken during the current period	—
Reductions based on tax positions taken during the current period	—
Reductions related to settlement of tax matters	—
Reductions related to a lapse of applicable statute of limitations	—
Balance at June 30, 2021	$302,335